Cash and Cash Equivalents: (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:

	2012	2011
U.S. Treasury bills	$-	$40,000,000
Bank deposits	2,981,234	12,238,554
Money market funds	5,366,284	5,438,816
Total	$8,347,518	$57,677,370